Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
6.	Stockholders’ Equity

As of December 31, 2013, the Company was authorized to issue 100,000,000 shares of common stock and 10,000,000 shares of preferred stock, with the preferred stock having the rights, preferences and privileges that our Board of Directors may determine from time to time. Each share of the Company’s common stock is entitled to one vote and all shares rank equally as to voting and other matters.

On November 6, 2013, the Company completed a PIPE financing, providing for the issuance and sale of an aggregate of 7,740,142 shares of its common stock to 52 accredited investors at six dollars ($6.00) per share, for gross proceeds of approximately $46.4 million.

On November 29, 2013, the Company completed a subsequent PIPE financing with 195 accredited investors, providing for the issuance and sale to such investors of an aggregate of 1,270,096 shares of its common stock at a purchase price of six dollars ($6.00) per share, for gross proceeds of approximately $7.6 million.

On October 31, 2013, Ignyta, Inc. approved a 100-for-1 reverse stock split of its capital stock, and Ignyta Operating approved a 3-for-1 reverse stock split of its capital stock. The par value of Ignyta Inc.’s outstanding capital stock changed from $0.0001 to $0.00001 per share. The stockholders’ equity section of the accompanying financial statements and all share numbers disclosed throughout the financial statements have been retroactively adjusted to give effect to the reverse stock split.

Series A Convertible Preferred Stock

During 2012, Ignyta Operating issued 416,667 shares of Series A Preferred Stock at $0.60 per share for proceeds consisting of $250,000 in cash.

During 2011, Ignyta Operating issued 416,667 shares of Series A Preferred Stock at $0.60 per share for proceeds consisting of $250,000 in cash.

On October 31, 2013, the holders of shares of Ignyta Operating’s Series A Preferred Stock elected to convert all issued and outstanding shares of such preferred stock into shares of common stock at the applicable conversion rate, which in each case was one-to-one. Ignyta Operating then effected a reverse stock split of all issued and outstanding capital stock at a ratio of three-to-one.

Series B Convertible Preferred Stock

During 2012, Ignyta Operating issued 1,835,000 shares of Series B Preferred Stock at $3.00 per share for proceeds consisting of $5,505,000 in cash.

On October 31, 2013, the holders of shares of Ignyta Operating’s Series B Preferred Stock elected to convert all issued and outstanding shares of such preferred stock into shares of common stock at the applicable conversion rate, which in each case was one-to-one. Ignyta Operating then effected a reverse stock split of all issued and outstanding capital stock at a ratio of three-to-one.